FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS FOOTNOTES (Details) NOK in Millions	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 NOK	Feb. 15, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Deferred financing costs	$ 17,900,000			$ 17,100,000
Level 2 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value/carrying value of interest rate swap agreements net asset (liability)	100,000			(100,000)
Notional amount	75,000,000			82,500,000
2012 High-Yield Bonds | Senior Unsecured Non-Amortizing Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total amount of debt repurchased	118,200,000	NOK 996
2012 High-Yield Bonds | Level 1 | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	38,200,000			150,500,000
2015 and 2017 Norwegian Bonds | Level 1 | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	400,000,000			150,000,000
2012 High-Yield, 2015 and 2017 Norwegian Bonds | Level 1 | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	438,178,000			300,452,000
2012 High-Yield, 2015 and 2017 Norwegian Bonds | Level 1 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	$ 429,889,000			$ 293,484,000
Fair value of high yield bonds as percentage of face value	98.10%			97.70%
2017 Norwegian Bonds | Senior Unsecured Non-Amortizing Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Face amount of debt instrument			$ 250,000,000.0
All-in fixed interest rate			8.194%
2017 Norwegian Bonds | Senior Unsecured Non-Amortizing Bonds | LIBOR
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Margin on variable interest rate	6.25%	6.25%
2017 Norwegian Bonds | Senior Unsecured Non-Amortizing Bonds | LIBOR | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions
All-in fixed interest rate			8.194%